COMMON STOCK, STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Common Stock Stock Options And Warrants Tables
Fair value of stock option grants

The following assumptions were used in determining the fair value of stock option grants during the nine months ended September 30, 2014:

Risk-free interest rate	1.83%
Expected dividend yield	0%
Expected term	5 – 6 years
Forfeiture rate	0%
Expected volatility	54%

Schedule of stock option activity

A summary of option activity under the 2014 Plan as of June 30, 2015 and the changes during the nine months then ended is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at October 1, 2014	3,300,000	$0.45	9.96 years
Granted	600,000	0.60
Exercised	-	-
Forfeited or expired	-	-
Outstanding at June 30, 2015	3,900,000	$0.47	9.19 years	$297,000
Exercisable at June 30, 2015	1,550,000	$0.47	8.99 years	$117,000

A summary of option activity under the 2014 Plan as of September 30, 2014 and the changes during the nine months then ended is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2014	—	$—
Granted	3,300,000	0.45
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2014	3,300,000	$0.45	9.96 years	$495,000
Exercisable at September 30, 2014	1,300,000	$0.45	9.96 years	$195,000

Warrants exercisable

The Company has reserved 5,760,093 shares of common stock for the exercise of outstanding warrants. The following table summarizes the warrants outstanding at September 30, 2014:

	Exercise price	Number		Expiration Date
Investor Warrants	$0.60	3,400,067	(1)	September 12, 2019
Placement Agent Unit Warrants	$0.60	680,013		September 12, 2019
Warrants underlying Placement Agent Unit Warrants	$0.60	680,013	(1)	September 12, 2019
Placement Agent Share Warrants	$0.60	1,000,000	(1)	September 12, 2019
		5,760,093

Schedule of Warrants

The following table summarizes the warrants outstanding at June 30, 2015:

	Exercise price	Number		Expiration Date
Investor Warrants	$0.60	3,400,067	(1)	September 12, 2019
Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Warrants underlying Placement Agent Unit Warrants	0.60	680,013	(1)	September 12, 2019
Placement Agent Share Warrants	0.60	1,000,000	(1)	September 12, 2019
Investor Warrants	0.60	500,000	(1)	March 19, 2020
Investor Warrants	0.60	583,334	(1)	April 22, 2020
Investor Warrants	0.60	258,333	(1)	April 30, 2020
Investor Warrants	0.60	333,334	(1)	June 10, 2020
Investor Warrants	0.60	100,000	(1)	June 22, 2020
Investor Warrants	0.60	370,370	(1)	June 26, 2020
		7,905,464